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                                  CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

     1. This filing is made on behalf of Janus Adviser Series (the "Registrant"). Registrant's 1933 Act No. is 333-33978 and Registrant's 1940 Act No. is 811-09885.

     2. There are no changes to the Prospectuses from the forms of the Prospectuses that were filed in Post-Effective Amendment No. 35 ("PEA No. 35") on November 28, 2006, pursuant to Rule 485(b) under the 1933 Act for the following funds:

          Janus Adviser Balanced Fund
          Janus Adviser Contrarian Fund
          Janus Adviser Flexible Bond Fund
          Janus Adviser Forty Fund
          Janus Adviser Fundamental Equity Fund
          Janus Adviser Growth and Income Fund
          Janus Adviser High-Yield Fund
          Janus Adviser International Equity Fund
          Janus Adviser International Growth Fund
          Janus Adviser Large Cap Growth Fund
          Janus Adviser Long/Short Fund
          Janus Adviser Mid Cap Growth Fund
          Janus Adviser Mid Cap Value Fund
          Janus Adviser Money Market Fund
          Janus Adviser Orion Fund
          Janus Adviser INTECH Risk-Managed Core Fund
          Janus Adviser INTECH Risk-Managed Growth Fund
          Janus Adviser INTECH Risk-Managed Value Fund
          Janus Adviser Small Company Value Fund
          Janus Adviser Small-Mid Growth Fund
          Janus Adviser Worldwide Fund

          (collectively, the "Funds").

     3.   The text of PEA No. 35 has been filed electronically.

DATED: December 1, 2006
                                        JANUS ADVISER SERIES
                                        on behalf of the Funds


                                        By: /s/ Stephanie Grauerholz-Lofton
                                            ------------------------------------
                                            Stephanie Grauerholz-Lofton
                                            Vice President, Chief Legal Counsel,
                                            and Secretary